Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Accumulated Other Comprehensive Income	Translation adjustments are recorded in accumulated other comprehensive income and do not impact net income.
USD’000	ASIC Segment	Non-reportable Segment	Total
Goodwill balance as of December 31, 2024	-		-
Goodwill acquired during the year	5,504	-	5,504
Currency translation adjustment	152	-	152
Impairment losses	-	-	-
As of December 31, 2025
Goodwill	5,504	-	5,504
Accumulated currency translation adjustment	152	-	152
Goodwill balance as of December 31, 2025	5,656	-	5,656
Goodwill acquired during the period	-	6,209	6,209
Currency translation adjustment	(170)	-	(170)
Impairment losses	-	-	-
As of June 30, 2026
Goodwill	5,504	6,209	11,713
Accumulated currency translation adjustment	(18)	-	(18)
Goodwill balance as of June 30, 2026	5,486	6,209	11,695